DEFERRED INCOME - Expected periods of realization of contractual liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DEFERRED INCOME
Total	R$ 529,179	R$ 499,035	R$ 532,207
2021
DEFERRED INCOME
Total	479,728
2022
DEFERRED INCOME
Total	15,824
2023
DEFERRED INCOME
Total	3,499
2024
DEFERRED INCOME
Total	8,089
2025
DEFERRED INCOME
Total	8,089
2026 onwards
DEFERRED INCOME
Total	R$ 13,950